Label	Element	Value
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Enhanced Opportunities Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard Enhanced Opportunities Portfolio—Fees and Expenses” in the Prospectus:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The following replaces the table in “Example” in the “Summary Section—Lazard Enhanced Opportunities Portfolio—Example” in the Prospectus:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	THE LAZARD FUNDS, INC. Lazard Enhanced Opportunities Portfolio Lazard US Equity Concentrated Portfolio Supplement to Current Prospectus Please retain this supplement for future reference.
Lazard Enhanced Opportunities Portfolio | Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividend Expenses on Securities Sold Short	oef_Component1OtherExpensesOverAssets	0.01%	[1],[2]
Borrowing Expenses on Securities Sold Short	oef_Component2OtherExpensesOverAssets	0.03%	[2],[3]
Remainder of Other Expenses	oef_Component3OtherExpensesOverAssets	0.61%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.25%	[2],[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,881
Lazard Enhanced Opportunities Portfolio | Open Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses on Securities Sold Short	oef_Component1OtherExpensesOverAssets	0.01%	[1],[2]
Borrowing Expenses on Securities Sold Short	oef_Component2OtherExpensesOverAssets	0.03%	[2],[3]
Remainder of Other Expenses	oef_Component3OtherExpensesOverAssets	1.38%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.63%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(1.13%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.50%	[2],[5]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	710
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,880
Lazard Enhanced Opportunities Portfolio | R6 Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Dividend Expenses on Securities Sold Short	oef_Component1OtherExpensesOverAssets	0.01%	[1],[2],[6]
Borrowing Expenses on Securities Sold Short	oef_Component2OtherExpensesOverAssets	0.03%	[2],[3],[6]
Remainder of Other Expenses	oef_Component3OtherExpensesOverAssets	0.61%	[6]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.65%	[6]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.41%)	[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%	[2],[5]
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	837
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,877

[1]	Dividend Expenses on Securities Sold Short reflect dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to Lazard Asset Management LLC (the “Investment Manager”). Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[2]	Restated to reflect current expenses.
[3]	Borrowing Expenses on Securities Sold Short result from the Portfolio’s use of custody arrangements to execute short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to the Investment Manager. Any borrowing expenses as a result of securities sold short will vary based on the Portfolio’s use of those investments as it seeks to achieve its investment objective.
[4]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[5]	Excluding Dividend and Borrowing Expenses on Securities Sold Short and Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.
[6]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares.